SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLAN - Reconciliation of the Beginning and Ending Balance of SARs Units Outstanding (Details) - Stock Appreciation Rights (SARs)	12 Months Ended
Dec. 31, 2025 shares
Number of Stock Appreciation Rights Units
Unvested as of December 31, 2024 (in shares)	44,804
Exercised (in shares)	(31,168)
Forfeited (in shares)	(10,714)
Unvested as of December 31, 2025 (in shares)	2,922